CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 63,552	$ 78,274
Securities	18,497	14,174
Trade receivables	4,755	4,158
Tax receivables	282	188
Other receivables	39,518	8,104
Inventories	1,413	2,388
Restricted cash	175	85
Deposits, prepaid and other	1,019	1,124
Total current assets	129,211	108,495
Non-current Assets
Securities	3,721	3,809
Loan receivable	1,237
Real estate for sale	13,954	13,040
Investment property	36,908	38,205
Property, plant and equipment	51,883	55,413
Interests in resource properties	261,355	270,070
Deferred income tax assets	10,856	14,295
Other		22
Total non-current assets	379,914	394,854
Total Assets	509,125	503,349
Current Liabilities
Account payables and accrued expenses	15,680	19,161
Income tax liabilities	457	728
Total current liabilities	16,137	19,889
Non-current Liabilities
Bond payables	38,053	35,418
Loan payable	5,223	4,769
Decommissioning obligations	14,072	15,018
Deferred income tax liabilities	66,115	65,307
Other	801	934
Total non-current liabilities	124,264	121,446
Total liabilities	140,401	141,335
Equity
Capital stock, at par value of US$0.001 per share and fully paid	16	16
Additional paid-in capital	312,471	312,471
Treasury stock	(2,643)	(2,643)
Contributed surplus	16,627	16,627
Retained earnings	1,378	1,009
Accumulated other comprehensive income	33,695	26,132
Shareholders' equity	361,544	353,612
Non-controlling interests	7,180	8,402
Total equity	368,724	362,014
Total liabilities and equity	$ 509,125	$ 503,349